INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

September 4, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of the 361 Multi-Strategy Fund

The Trust is filing Post-Effective Amendment No. 400 to its Registration Statement under Rule 485(a)(2) to create the new series, 361 Multi-Strategy Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer